LONG-TERM INVESTMENTS - Equity method investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
LONG-TERM INVESTMENTS
Revenue	¥ 2,495,322	$ 351,459	¥ 4,142,862	¥ 6,250,109
Gross profit	657,779	92,646	803,116	1,305,642
Net income (loss)	(212,582)	(29,942)	(289,001)	136,952
Net income attributable to ordinary shareholders	(212,117)	$ (29,877)	(288,308)	137,803
Non-current assets	68,852		50,389		$ 9,698
Current liabilities	1,101,274		1,668,668		$ 155,111
Equity method investments
LONG-TERM INVESTMENTS
Revenue	233,428		412,975	330,685
Gross profit	85,169		147,434	198,495
Income from operations	7,338		68,663	140,006
Net income (loss)	14,067		66,039	137,681
Net income attributable to ordinary shareholders	14,067		66,039	¥ 137,681
Current assets	1,562,218		825,465
Non-current assets	202,689		913,919
Current liabilities	100,629		88,454
Non-current liabilities	¥ 4,970		¥ 1,386